NUVEEN INTERNATIONAL FUND

NUVEEN LARGE CAP VALUE FUND

NUVEEN MID CAP SELECT FUND

SUPPLEMENT DATED FEBRUARY 10, 2012

TO THE PROSPECTUS DATED FEBRUARY 28, 2011,

AS SUPPLEMENTED MARCH 2, 2011

The following changes apply to Nuveen International Fund, Nuveen Large Cap Value Fund and Nuveen Mid Cap Select Fund (each referred to as the “Fund”):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on February 15, 2012. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-LMIP-0212P

NUVEEN INTERMEDIATE TAX FREE FUND

SUPPLEMENT DATED FEBRUARY 10, 2012

TO THE PROSPECTUS DATED AUGUST 31, 2011

The reorganization of Nuveen Intermediate Tax Free Fund into Nuveen Intermediate Duration Municipal Bond Fund is complete. Any references to Nuveen Intermediate Tax Free Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-ITFP-0212P